Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Regulated Segment [Member]	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]
Goodwill [Line Items]
Balance	$ 26,944	$ 27,918	$ 22,823	$ 23,797	$ 4,121	$ 4,121	$ 4,121
Goodwill acquired during year	1,679	1,531	1,679	1,531
Reclassifications to utility plant acquisition adjustment	(496)	(1,573)	(496)	(1,573)
Other	25	(932)	25	(932)
Balance	$ 28,152	$ 26,944	$ 24,031	$ 22,823	$ 4,121	$ 4,121	$ 4,121